OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

9.   OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Receipts from customers	958,347	792,426
Payables to customers related to government subsidies	164,572	362,567
Professional service fees	4,281	3,839
Office expenses	8,769	7,290
Payables to employees related to net proceeds from share options exercised	56,594	2,806
Others	19,079	10,027
Total	1,211,642	1,178,955

Receipts from customers are associated with the operations of the Company’s business process outsourcing services. The Company has received funds in advance from its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be disbursed by the Company to other parties on behalf of its customers in the near term. The payables to customers related to government subsidies are for amounts received from the government on behalf of the Company’s business process outsourcing customers for maintaining a certain level of employment rate, which the Company is then obligated to remit to its customers.